Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	358,356,217.65	19,556
Yield Supplement Overcollateralization Amount 11/30/25	26,171,065.40	0
Receivables Balance 11/30/25	384,527,283.05	19,556
Principal Payments	18,705,189.02	509
Defaulted Receivables	736,042.02	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	24,333,756.15	0
Pool Balance at 12/31/25	340,752,295.86	19,010

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.62%
Prepayment ABS Speed	1.46%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	8,127,358.55	318
Past Due 61-90 days	2,093,925.99	76
Past Due 91-120 days	580,350.63	22
Past Due 121+ days	0.00	0
Total	10,801,635.17	416

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	491,692.53
Aggregate Net Losses/(Gains) - December 2025	244,349.49
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.76%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	1.09%
Four Month Average	0.56%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.69%

Overcollateralization Target Amount	5,009,268.48
Actual Overcollateralization	5,009,268.48
Weighted Average Contract Rate	6.39%
Weighted Average Contract Rate, Yield Adjusted	10.97%
Weighted Average Remaining Term	39.37

Flow of Funds	$ Amount
Collections	21,299,330.23
Investment Earnings on Cash Accounts	11,302.68
Servicing Fee	(320,439.40)
Transfer to Collection Account	-
Available Funds	20,990,193.51

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,490,466.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,594,653.31
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,009,268.48
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,663,769.69

Total Distributions of Available Funds	20,990,193.51

Servicing Fee	320,439.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	353,346,949.17
Principal Paid	17,603,921.79
Note Balance @ 01/15/26	335,743,027.38

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	246,706,949.17
Principal Paid	17,603,921.79
Note Balance @ 01/15/26	229,103,027.38
Note Factor @ 01/15/26	72.0903170%

Class A-4
Note Balance @ 12/15/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	61,560,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	30,060,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	15,020,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,722,502.03
Total Principal Paid	17,603,921.79
Total Paid	19,326,423.82

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.56385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.79000%
Interest Paid	1,190,361.03
Principal Paid	17,603,921.79
Total Paid to A-3 Holders	18,794,282.82

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7236396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6155481
Total Distribution Amount	19.3391877

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.7456294
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	55.3930830
Total A-3 Distribution Amount	59.1387124

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	715.45
Noteholders' Principal Distributable Amount	284.55

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	2,504,634.24
Investment Earnings	7,616.99
Investment Earnings Paid	(7,616.99)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,678,848.25	3,046,281.08	3,026,605.35
Number of Extensions	102	118	108
Ratio of extensions to Beginning of Period Receivables Balance	0.70%	0.76%	0.72%